Business Combination Agreement (Details)		3 Months Ended	9 Months Ended
	Mar. 15, 2021 USD ($) shares	Mar. 31, 2021 USD ($) D $ / shares shares	Dec. 31, 2020 USD ($) $ / shares
Business Acquisition [Line Items]
Common shares to be issued in exchange for each share of new entity | shares	3.59
Commitments for PIPE financing			$ 25,000
Class A common stock
Business Acquisition [Line Items]
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001
PipeFinancingMember
Business Acquisition [Line Items]
Commitments for PIPE financing	$ 165,000,000
Number of shares received in exchange | shares	16,500,000
Termination period after written notice of the contract | D		30
PipeFinancingMember | Class A common stock
Business Acquisition [Line Items]
Commitments for PIPE financing		$ 16,500,000
Number of shares received in exchange | shares		165,000,000
Share issue price | $ / shares		$ 10.00
Capital fund		$ 40,000,000
Point
Business Acquisition [Line Items]
Common stock vested equity value		$ 585,000,000
Number of Shares of Common Stock For Each Share Held Prior to Effective Time | shares		1
Common stock, par value | $ / shares		$ 0.0001